Investments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost or Amortized Cost
Total	$ 106,729
Fair Value
Total	122,114	122,697
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	5,501
Due after one year through five years	18,355
Due after five years through ten years	25,905
Due after ten years	47,737
Total Cost or Amortized Cost, Contractual maturity	97,498
Fair Value
Due in one year or less	5,618
Due after one year through five years	20,063
Due after five years through ten years	29,568
Due after ten years	56,601
Total Fair Value, Contractual maturity	111,850
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	1,343
Fair Value
Fair Value	1,454
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	7,888
Fair Value
Fair Value	$ 8,810